Shareholders' Equity (Details 2) - Series A Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Terms of warrants	36 months	42 months
Exercise price	$ 1.18	$ 2.60
Risk free rate of interest	1.56%	2.77%
Dividend yield	0.00%	0.00%
Annualized volatility of underlying stock	2.34%	2.29%